Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-2

$138,000,000 5.31030% Motorcycle Contract Backed Notes, Class A-1

$285,000,000 5.26% Motorcycle Contract Backed Notes, Class A-2

$245,000,000 5.10% Motorcycle Contract Backed Notes, Class A-3

$194,125,000 5.12% Motorcycle Contract Backed Notes, Class A-4

$61,750,000 5.23% Motorcycle Contract Backed Notes, Class B

$26,125,000 5.41% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the July 16, 2007 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of May 15, 2007, as filed with the Securities and Exchange Commission.

Beginning of Due Period	6/1/2007
End of Due Period	6/30/2007
Determination Date	7/6/2007
Record Date	7/13/2007
Distribution Date	7/16/2007
Number of days in Interest Period (ACT/360 basis)	31
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	48,716	5/5/2007	5/22/2007	688,560,338.13
Subsequent Contracts	17,254	6/9/2007	6/19/2007	261,439,660.55

Total	65,970			$949,999,998.68

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$669,234,301.55
Pre-Funded Amount at beginning of Due Period		261,439,661.87

Purchase of Subsequent Contracts		261,439,660.55
Reduction of Pre-Funded Amount at end of Due Period		(261,439,661.87)
Mandatory Redemption amount		1.32

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	12,810,756.35
Principal collections on Contracts paid off in full during Due Period	12,201,761.67
Balance of Contracts liquidated during Due Period	9,658.61
Balance of Contracts purchased by Seller or Servicer during Due Period	456,256.96
Other adjustments	3,898.78
Mandatory Redemption amount	1.32

Aggregate Principal Balance Decline		25,482,333.69

Aggregate Principal Balance at end of Due Period		905,191,629.73

Pool factor		0.9528333

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$138,000,000.00	$285,000,000.00	$245,000,000.00	$194,125,000.00	$61,750,000.00	$26,125,000.00	$950,000,000.00

Note balance at beginning of Due Period	118,673,963.42	285,000,000.00	245,000,000.00	194,125,000.00	61,750,000.00	$26,125,000.00	$930,673,963.42

Principal Distributable Amount	25,482,332.37	—	—	—	—	—	25,482,332.37
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—
Mandatory Redemption Amount	1.32	—	—	—	—	—	1.32
Note Principal Carryover Shortfall	—	—	—	—	—	—	—
Total principal paid	25,482,333.69	—	—	—	—	—	25,482,333.69

Note balance at end of Due Period	$93,191,629.73	$285,000,000.00	$245,000,000.00	$194,125,000.00	$61,750,000.00	$26,125,000.00	$905,191,629.73

Note factor at begininning of Due Period	0.8599563	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.6753017	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest				Note	Interest
		Carryover				Monthly	Carryover
	Note Balance	Shortfall at			Interest	Interest	Shortfall	Note Interest
	at Beginning of	Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$118,673,963.42	$—	5.31030%	31	ACT/360	$542,667.36	—	$542,667.36
A-2	285,000,000.00	—	5.26%	30	30/360	1,249,250.00	—	1,249,250.00
A-3	245,000,000.00	—	5.10%	30	30/360	1,041,250.00	—	1,041,250.00
A-4	194,125,000.00	—	5.12%	30	30/360	828,266.67	—	828,266.67
B	61,750,000.00	—	5.23%	30	30/360	269,127.08	—	269,127.08
C	26,125,000.00	—	5.41%	30	30/360	117,780.21	—	117,780.21
Totals	$930,673,963.42	$—				$4,048,341.32	—	$4,048,341.32

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$25,012,021.17
Interest collections on Contracts during Due Period	8,678,678.91
Net Liquidation Proceeds	(3.15)
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	459,929.37
Advances made by Servicer	472,414.30
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	1.32
Investment Earnings - Collection Account	28,545.58
Investment Earnings - Interest Reserve Account	5,888.04

Total Available Monies		34,657,475.54

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	1.32
Return of previous month’s Advances made by Servicer	173,707.05
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	557,695.25
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,745.01
Class A Note Interest Distributable Amount	3,661,434.03
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	269,127.08
Second Priority Principal Distributable Amount to Class B	—
Class C Note Interest Distributable Amount	117,780.21
Class A Note Principal Distributable Amount	25,482,332.37
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	30,263,822.32

Excess Amounts (Shortfall)		4,393,653.22

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	4,393,653.22
Excess Amounts to Certificateholder	—

Total distribution of Available Monies		$34,657,475.54

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$13,577,874.45
b) 1.00% of the aggregate initial note balance	9,500,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts	54,311,497.78
at the end of the Due Period
Specified Reserve Fund Balance		$13,577,874.45

Reserve Fund balance at beginning of Due Period		$3,983,407.48

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	653,599.15
Additional deposit - Excess Amounts to Reserve Fund	4,393,653.22
Investment Earnings - Reserve Fund	2,481.28

Total additions		5,049,733.65

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$9,033,141.13

Pre-Funding Account balance at beginning of Due Period		$261,439,661.87

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	261,439,660.55
Mandatory Redemption amount	1.32

Pre-Funding Account balance at end of Due Period		$—

Interest Reserve Account balance at beginning of Due Period		$2,076,046.12

Additions to the Interest Reserve Account:
Investment Earnings - Interest Reserve Account		5,888.04

Withdrawals from the Interest Reserve Account:
Carrying Charges		—
Transfer of Investment Earnings to Collection Account		5,888.04
Excess Interest Reserve Amount to Depositor		2,076,046.12

Interest Reserve Account balance at end of Due Period		$—

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	2
Trigger Status? Yes or No	No

		Number of		% of Principal Balance at
Monthly Losses		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	1	$10,155.46	0.002%

	Less:
	Net Liquidation Proceeds for the Due Period	1	(3.15)	0.000%

	Net Liquidation Losses for the Due Period		10,158.61	0.002%

	Annualized Net Liquidation Losses			0.018%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		0.018%
	Annualized Net Liquidation Losses - prior Distribution Date		0.018%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.000%
	Three-month Average Loss Ratio		0.012%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	4.000%
	25 or greater	3.750%

			Number of		% of Initial Principal
Cumulative Losses			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		3	22,532.15	0.002%
	Cumulative Net Liquidation Proceeds		2	1,782.85	0.000%
	Cumulative Net Liquidation Losses			20,749.30	0.002%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			6,916.43

Cumulative Loss Ratio	Cumulative Loss Ratio				0.002%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.750%
	25-36	3.750%
	37 or greater	4.000%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	921	$12,575,789.72	$366,308.27	1.879%
	60-89	164	2,228,151.89	106,009.67	0.333%
	90-119	0	0.00	—	0.000%
	120+	1	4,546.40	96.36	0.001%
	Totals	1,086	$14,808,488.01	$472,414.30	2.213%

	60+ Delinquency Amount	165	$2,232,698.29		0.334%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		0.334%
	Delinquency Ratio - prior Distribution Date		0.002%
	Delinquency Ratio - second prior Distribution Date		0.000%
	Three-month Average Delinquency Ratio		0.112%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold %
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	47,923	64,113
Principal Balance of Contracts	669,234,301.55	905,191,629.73
Weighted average original term	75.68	75.49
Weighted average remaining term	70.59	70.82
Weighted average age	5.09	4.67
One month prepayments (ABS)	1.76%	1.72%
Weighted average Contract Rate	12.66%	12.59%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$ 10,875,206.47	1.20%
5.001% - 10.000%	287,240,304.96	31.73%
10.001% - 15.000%	393,028,152.56	43.42%
15.001% - 20.000%	145,364,169.62	16.06%
20.001% or greater	68,683,796.12	7.59%

Advances made by Servicer in current Due Period	$ 472,414.30
Unreimbursed Advances due to Servicer	173,707.05
Number of Contracts purchased by Seller or Servicer	29
Principal Balance of Contracts purchased by Seller or Servicer	456,256.96
Purchase Price of Contracts purchased by Seller or Servicer	459,929.37

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.                                       Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                                       Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                                       Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                                       Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                                       Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

On June 19, 2007, Subsequent Contracts with a Principal Balance of $261,439,660.55 were purchased by the Trust.
See information in this Monthly Report and below.  The Funding Period has subsequently ended.

6.                                       During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Aggregate composition of Initial Contracts and Subsequent Contracts as of each respective Cutoff Date:

Aggregate Principal Balance	$ 949,999,998.68
Number of Contracts	65,970
Average Principal Balance	$ 14,400.49
Weighted average Contract Interest Rate	12.54%
(Range)	3.90% to 25.43%
Weighted average original term (in months)	76
(Range)	12 to 84
Weighted average remaining term (in months)	73
(Range)	3 to 84
Weighted average FICO® score	683
(Range)	432 to 839
Geographic concentration
Texas	10.68%
California	7.51%
Florida	6.74%
(No other state represented more than 5.00% of the aggregate Principal Balance of the Contracts).

7.                                       Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the President, Chief Operating Officer and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of May 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-2 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from June 1, 2007 to June 30, 2007 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of July, 2007.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Lawrence G. Hund
Lawrence G. Hund
President, Chief Operating Officer
and Chief Financial Officer